Document and Entity Information	Oct. 29, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	0-18592
Entity Registrant Name	MERIT MEDICAL SYSTEMS INC
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0447695
Entity Address, Address Line One	1600 West Merit Parkway
Entity Address, City or Town	South Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84095
City Area Code	801
Local Phone Number	253-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MMSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000856982
Amendment Flag	false